OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS- Non current (Details) $ in Thousands, $ in Millions			12 Months Ended
	Mar. 28, 2017 CLP ($)	Mar. 28, 2017 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Rights in forward contracts (see note 20)			$ 87,446,662	$ 61,898,833
Rights in Ades(1) manufacturing companies			13,475,279	14,153,111
Increase (decrease) in foreign currency exchange (2)			(3,559,646)	(1,792,859)
Total other non-current financial assets			97,362,295	74,259,085
Implied disbursement		$ 39
Rights allocation			$ 3,718,038	14,831,164
Alimentos de Soya S.A
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Percentage of interest acquired	13.00%	13.00%
Purchase of equity interest	$ 9,661,283
UBI 3 Participacoes Ltda
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Percentage of interest acquired	8.50%	8.50%
Purchase of equity interest	$ 4,491,828
Distribution rights
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Rights allocation	11,923,449			$ 11,923,449
Ifrs Purchased Rights In Manufacturing Company [Member]
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Rights allocation	$ 14,153,111